Critical accounting judgements, estimates and assumptions	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Critical Accounting Judgements Estimates And Assumptions
Critical accounting judgements, estimates and assumptions

Note 3. Critical accounting judgements, estimates and assumptions

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, which management believes to be reasonable under the circumstances.

In preparing the interim condensed consolidated financial statements, no significant changes in accounting estimates, assumptions and judgements have occurred compared to the significant accounting judgements, estimates and assumptions discussed in the consolidated financial statements as of and for the fiscal year ended June 30, 2024 other than described below.

Going concern

The consolidated financial statements for the reporting periods have been prepared on a going concern basis which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

We have assessed that there is a substantial doubt related to going concern that may cast significant doubt over our ability to continue as a going concern as we incurred a loss after tax of $11,423,130 for the period ended 31 March 2025 compared to $10,903,028 for the period ended 31 March 2024, had net cash outflows from operating activities of $6,401,753 for the period ended 31 March 2025 compared to $5,151,388 for the period ended 31 March 2024, had a net liability position of $1,549,333 as at 31 March 2025 compared to net asset position of $2,558,544 as at 30 June 2024, and net current liability position of $4,909,021 as at 31 March 2025, compared to net current asset position of $1,049,355 as at 30 June 2024. As a result of these conditions, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

Note 3. Critical accounting judgements, estimates and assumptions - continued

The ongoing operation of the Company remains dependent upon raising additional funds. In light of the future expenditures to be incurred in executing on our strategic plans, we are dependent on obtaining financing through equity financing, debt financing or other means. The ability to arrange such funding in the future will depend in part upon the prevailing capital market conditions as well as our business performance. There is no assurance that we will be successful in our efforts to raise additional funding on terms satisfactory to us. If we do not obtain additional funding, we may be required to delay, reduce the scope of, or eliminate our current operations.

However, we believe that we will be able to raise additional funds as required to meet our obligations as and when they become due and are of the opinion that the use of the going concern basis remains appropriate. Our ability to continue as a going concern and to pay debts as and when they become due is dependent on the following:

●	we have historically been successful in raising funds,
●	we have now listed on the New York Stock Exchange in the United States. As a listed vehicle now we have capital raising options such as Placements, Share Purchase Plans, Rights issues and entitlement offers, Dividend Reinvestment Plans, Hybrids and Retail notes and PIPEs,
●	our level of expenditure continues to be managed and will continue to be managed to maximize run-way; and
●	we have reason to believe that in addition to the cash flow currently available, additional revenues will continue to be received through the sale of our products and services throughout the course of the year.

If we decide to raise capital, the issuance of additional Ordinary Shares would result in dilution to our existing shareholders. We cannot assure you that we will be successful in completing any financings or that any such equity or debt financing will be available to us if and when required or on satisfactory terms.

Should we be unable to raise additional funds on a timely basis, we may be required to realize our assets and discharge our liabilities other than in the normal course of business and at amounts different to those stated in the financial statements. The financial statements do not include any adjustments to the recoverability and classification of asset carrying amounts or the amount of liabilities that might result should we be unable to continue as a going concern and meet our debts as and when they become due.

Business Combination

As discussed in Note 2, business combinations are initially accounted for on a provisional basis. The fair value of assets acquired, liabilities and contingent liabilities assumed are initially estimated by the consolidated entity taking into consideration all available information at the reporting date. Fair value adjustments on the finalisation of the business combination accounting is retrospective, where applicable, to the period the combination occurred and may have an impact on the assets and liabilities, depreciation and amortisation reported.

Note 3. Critical accounting judgements, estimates and assumptions

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances.

Going concern

The consolidated financial statements for the reporting periods have been prepared on a going concern basis which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

We have assessed that there is a substantial doubt related to going concern that may cast significant doubt over our ability to continue as a going concern as we incurred a loss after tax of A$14,408,346 for the year ended June 30, 2024 compared to A$20,597,436 for the year ended June 30, 2023, had net cash outflows from operating activities of A$9,386,196 for the year ended June 30, 2024 compared to $5,555,868 for the year ended June 30,2023, had a net asset position of $2,558,544 as at June 30, 2024 compared to net liability $31,134,307 as at June 30, 2023, and net current asset position of $1,049,355 as at June 30, 2024, compared to net current liability position of $21,916,914 as at June, 30 2023. As a result of these conditions, the Company may be unable to realize its assets and discharge its liabilities in the normal, course of business.

Note 3. Critical accounting judgements, estimates and assumptions - continued

On March 27, 2024, the Company successfully listed on the NYSE American. In addition, all convertible notes that were on issue prior to the initial public offering have either been converted into Ordinary Shares or redeemed and therefore there is no convertible note debt, host or derivative liabilities, on the Consolidated Statement of Financial Position as at June 30, 2024.

The remaining interest on convertible notes and the final fair value movement in derivative liability is reflected in the Consolidated Statement of Profit or Loss for the year ended June 30, 2024.

The ongoing operation of the Company remains dependent upon raising additional funds. In light of the future expenditures to be incurred in executing on our strategic plans, we are dependent on obtaining financing through equity financing, debt financing or other means. The ability to arrange such funding in the future will depend in part upon the prevailing capital market conditions as well as our business performance. There is no assurance that we will be successful in our efforts to raise additional funding on terms satisfactory to us. If we do not obtain additional funding, we may be required to delay, reduce the scope of, or eliminate our current operations.

However, we believe that we will be able to raise additional funds as required to meet our obligations as and when they become due and are of the opinion that the use of the going concern basis remains appropriate. Our ability to continue as a going concern and to pay debts as and when they become due is dependent on the following:

●	we have historically been successful in raising funds,

●	we have now listed on the New York Stock Exchange in the United States. As a listed vehicle, we have capital raising options such as placements, Share Purchase Plans, Rights issues and entitlement offers, Dividend Reinvestment Plans, Hybrids and Retail notes and PIPEs;

●	our level of expenditure continues to be managed and will continue to be managed to maximize run-way; and

●	we have reason to believe that in addition to the cash flow currently available, additional revenues will continue to be received through the sale of our products and services throughout the course of the year.

If we decide to raise capital, the issuance of additional Ordinary Shares would result in dilution to our existing shareholders. We cannot assure you that we will be successful in completing any financings or that any such equity or debt financing will be available to us if and when required or on satisfactory terms.

Should we be unable to raise additional funds on a timely basis, we may be required to realize our assets and discharge our liabilities other than in the normal course of business and at amounts different to those stated in the financial statements. The financial statements do not include any adjustments to the recoverability and classification of asset carrying amounts or the amount of liabilities that might result should we be unable to continue as a going concern and meet our debts as and when they become due.

Revenue from contracts with customers involving program fees

When recognising revenue in relation to the sale of goods to customers, the key performance obligation of the entity is considered to be the point in time of the rights to use the license and the relevant training program to the gyms as the customers, as this is deemed to be the time that the gym obtains control of the promised service and therefore the benefits of unimpeded access.

Determination of variable consideration

Judgement is exercised in estimating variable consideration which is determined having regard to past experience with respect to the cancelled contracts with the entity where the member gyms maintain a right of terminate pursuant to the licence agreement. Revenue will only be recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised under the contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Note 3. Critical accounting judgements, estimates and assumptions - continued

Share-based payment transactions

The consolidated entity measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.

Convertible Notes

The Company has determined the convertible note instrument to be a financial liability. It is separated into two components being the host debt and derivative liability.

The carrying value of the host contract at initial recognition is determined as the difference between the consideration received and the fair value of the embedded derivative. The host contract is subsequently measured at amortised cost using the effective interest rate method. The derivative liability is recognised as such due to its conversion feature relating to a qualified equity investment and the likelihood of its occurrence. The embedded derivative is subsequently measured at fair value at the end of each reporting period through the profit and loss based on the Monte Carlo simulation as valued by an external valuer. The convertible note and the derivative are presented as financial liabilities on the Consolidated Statement of Financial Position, refer to Note 21 Financial Liabilities for further details.

Recognition of deferred tax assets

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

The carrying amount of unrecognised deferred tax assets are reviewed at each reporting date. Previously unrecognised deferred tax assets are only recognised to the extent that it is probable that there are future taxable profits available to recover the asset. The Company has not recognised the benefit of these unused deductible temporary differences and unused tax losses. These losses will only be recognised where it is probable that future taxable profit will be available against which the benefits of the deferred tax asset will be utilised.

Lease term

The lease term is a significant component in the measurement of both the right-of-use asset and lease liability. Judgement is exercised in determining whether there is reasonable certainty that an option to extend the lease or purchase the underlying asset will be exercised, or an option to terminate the lease will not be exercised, when ascertaining the periods to be included in the lease term. In determining the lease term, all facts and circumstances that create an economical incentive to exercise an extension option, or not to exercise a termination option, are considered at the lease commencement date. Factors considered may include the importance of the asset to the consolidated entity’s operations; comparison of terms and conditions to prevailing market rates; incurrence of significant penalties; existence of significant leasehold improvements; and the costs and disruption to replace the asset. The consolidated entity reassesses whether it is reasonably certain to exercise an extension option, or not exercise a termination option, if there is a significant event or significant change in circumstances.

Fair value measurement hierarchy

The consolidated entity is required to classify all assets and liabilities, measured at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3: Unobservable inputs for the asset or liability. Considerable judgement is required to determine what is significant to fair value and therefore which category the asset or liability is placed in can be subjective.

The fair value of assets and liabilities classified as level 3 is determined by the use of valuation models. These include discounted cash flow analysis or the use of observable inputs that require significant adjustments based on unobservable inputs.

Note 3. Critical accounting judgements, estimates and assumptions - continued

Estimation of useful lives of assets

The consolidated entity determines the estimated useful lives and related depreciation and amortisation charges for its property, plant and equipment and finite life intangible assets. The useful lives could change significantly as a result of technical innovations or some other event. The depreciation and amortisation charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Impairment of non-financial assets

The consolidated entity assesses impairment of non-financial assets at each reporting date by evaluating conditions specific to the consolidated entity and to the particular asset that may lead to impairment. If an impairment trigger exists, the recoverable amount of the asset is determined. This involves fair value less costs of disposal or value-in-use calculations, which incorporate a number of key estimates and assumptions.

Expected Credit Losses

The allowance for expected credit losses requires a degree of estimation judgment. The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue. Trade and other receivables are recognised at amortised cost, less any allowance for expected credit losses.

Provision for Refund Liability

The provision for refund liability is recognised for expected volume payable to customers in relation to sales made until the end of the reporting period. The Company’s obligation to provide a refund, cancellation or credit note falls under the Company’s standard trading terms, and is recognised as a provision. The estimate of expected returns requires judgement and reflects the amount that the reporting entity expects to repay or credit customers, using either the expected value method or the most-likely amount method.

Capitalised platform development costs

Costs incurred both internally and from external providers in developing the platform that meet the recognition criteria of development costs under IAS 38 have been capitalised as intangible assets and are amortised over their useful life.

Research and Development Incentive

Judgement is required in determining the amount of grant revenue relating to the research and development incentive claim. There are certain transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination may be subject to change. The Company calculates its research and development claim based on the Company’s understanding of the tax law. Where the final outcome of these matters is different from the amounts that were initially recorded, such differences will impact the profit or loss in the year in which such determination is made.